UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Corey Gamble
Title:  Compliance Manager
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                   Scotts Valley, CA                  11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      335,367
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
WISDOMTREE TRUST WISDOMTREE JAPAN SMALLCAP  ETF            97717W836      892    20462          SOLE                Sole      0    0
DIVIDEND
PROSHARES SHORT MSCI EAFE                   ETF            74347R370    26185   468334          SOLE                Sole      0    0
ISHARES MSCI NEW ZEALAND INVESTABLE MARKET  ETF            464289123     1410    48671          SOLE                Sole      0    0
INDEX FUND
ISHARES MCSI SOUTH AFRICA INDEX FUND ETF    ETF            464286780      868    15345          SOLE                Sole      0    0
FIRST TRUST CONSUMER STAPLES ALPHADEX FUND  ETF            33734X119    26998  1210147          SOLE                Sole      0    0
MARKET VECTORS ETF TRUST MARKET VECTORS     ETF            57060U100    34614   627182          SOLE                Sole      0    0
GOLD MINERS
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556     3558    38115          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
ISHARES TRUST BARCLAYS 7-10 YEAR TREASURY   ETF            464287440    26679   253920          SOLE                Sole      0    0
BOND- ETF
SPDR S&P INTERNATIONAL CONSUMER STAPLES     ETF            78463X723      984    33071          SOLE                Sole      0    0
SECTOR ETF
PROSHARES SHORT KBW REGION BANKING ETF      ETF            74347X476    26037   365435          SOLE                Sole      0    0
POWERSHARES ETF FOOD & BEVERAGE PORT        ETF            73935X849     7842   437387          SOLE                Sole      0    0
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    30208  1229481          SOLE                Sole      0    0
POWERSHARES ETF DYNAMIC RETAIL PORTFOLIO    ETF            73935X617     7052   370984          SOLE                Sole      0    0
ISHARES MSCI JAPAN SMALL CAP INDEX FUND     ETF            464286582     2095    45816          SOLE                Sole      0    0
PROSHARES SHORT S&P500                      ETF            74347R503    51231  1111297          SOLE                Sole      0    0
ISHARES MSCI THAILAND INVESTABLE MARKET     ETF            464286624      861    16172          SOLE                Sole      0    0
INDEX FUND
VANGUARD UTILITIES ETF                      ETF            92204A876    11497   160886          SOLE                Sole      0    0
SELECT SECTOR SPDRTECHNOLOGY                ETF            81369Y803     3550   150403          SOLE                Sole      0    0
SELECT SECTOR SPDRUTILITIES                 ETF            81369Y886    72805  2165515          SOLE                Sole      0    0


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